Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Deferred Profit-Sharing Plan for Salaried Employees
Schedule H - Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value

*	Altria Client Services Master Trust for Deferred Profit-Sharing Plans	Master Trust	n/a	$4,481,656,276

*	Notes receivable from participants	Interest rates range from 3.25% to 9.50% Maturity dates through 2050	n/a	$25,337,144
* indicates party-in-interest